Allowance for Doubtful Accounts (Changes in Allowance for Doubtful Accounts) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	¥ 128	¥ 54	¥ 75
Provision for (reversal of) allowance	(35)	74	(13)
Amounts written off		0	(8)
Balance at end of year	¥ 93	¥ 128	¥ 54